Commitments and Contingencies (Tables)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Payable

Under the Lease agreement, future minimum payments payable are approximately as follows:

Period ending December 31,			Operating Lease
2017	(nine months	)	$450,929
2018			614,855
2019			633,364
2020			652,340
2021	and thereafter		4,565,888

Total			$6,917,376

Under the Lease, future minimum payments payable are approximately as follows:

Period ending December 31,	Operating Lease
2017	$450,929
2018	614,855
2019	633,364
2020	652,340
2021 and thereafter	4,565,888

Total	$6,917,376